Loans and Notes Payable	12 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Loans and Notes Payable

NOTE 5 – LOANS AND NOTES PAYABLE

Loans from Directors and Officer - Related Parties

Loans from the Company’s directors and officer at June 30, 2020 and 2019 were $50,993 and $51,867, respectively. The loans bear no interest and are all payable on demand. The Company did not repay any amount on these loans during the years ended June 30, 2020 and 2019, respectively. (See Note 10)